Note 12 - Preferred Shares, Common Shares and Additional Paid-in Capital (Details Textual) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended
	Jan. 29, 2023	Jan. 29, 2021	Jun. 30, 2021	Oct. 12, 2022	Jun. 30, 2022	Jun. 30, 2021	May 23, 2022
Payments for Repurchase of Redeemable Preferred Stock					$ (0)	$ 2,000,000
Dividends, Preferred Stock, Total						$ 255,324
Stock Repurchased and Retired During Period, Value					346,836
Dividends, Common Stock, Total					$ 3,647,063
Common Stock, Dividends, Per Share, Declared (in dollars per share)					$ 0.50
Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount							$ 20,000,000
Stock Repurchased and Retired During Period, Shares (in shares)					14,602
Stock Repurchased and Retired During Period, Value					$ 350,000
Conversion of Series B Preferred Shares into Common Stocks [Member]
Conversion of Stock, Shares Converted (in shares)			6,365
Forecast [Member] | Share Repurchase Program [Member]
Stock Repurchased and Retired During Period, Shares (in shares)				124,339
Stock Repurchased and Retired During Period, Value				$ 2,700,000
Series B Preferred Stock [Member]
Stock Redeemed or Called During Period, Shares (in shares)		2,000
Payments for Repurchase of Redeemable Preferred Stock		$ 2,000,000
Preferred Stock, Dividend Rate Per Annum, Cash		8.00%
Preferred Stock, Dividend Rate Per Annum, Paid-in-kind		9.00%
Dividends, Preferred Stock, Total			$ 345,423
Series B Preferred Stock [Member] | Forecast [Member]
Preferred Stock, Dividend Rate, Percentage	14.00%